Document and Entity Information	Feb. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	ALX ONCOLOGY HOLDINGS INC
Entity Central Index Key	0001810182
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39386
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0642577
Entity Address, Address Line One	323 Allerton Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	466-7125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALXO
Security Exchange Name	NASDAQ